Research in Motion Limited and Summary of Significant Accounting Policies (Details)	12 Months Ended
Mar. 03, 2012
Rates and methods of Amortization
Buildings, leaseholds and other	Straight-line over terms between 5 and 40 years
BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years
Manufacturing equipment, research and development equipment and tooling	Straight-line over terms between 2 and 8 years
Furniture and fixtures	Declining balance at 20% per annum